INCOME TAXES - Narrative (Details) € in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2020 installment	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Income Taxes [Line Items]
Income tax expense (benefit)		€ 238,472	€ 209,095	€ 58,155
Applicable tax rate (percent)		24.00%	24.00%	24.00%
Deferred tax assets		€ 203,382	€ 168,757
Deferred tax liabilities		€ 126,507	€ 95,973
Effective tax rate		20.20%	20.10%	8.70%
IRAP applicable tax rate (percent)		3.90%	3.90%	3.90%
Aggregate amount of temporary differences related to remaining distributable earnings of subsidiaries		€ 268,923	€ 186,806
Voluntary Step-up of Tangible and Intangible Assets
Income Taxes [Line Items]
Income tax expense (benefit)				€ (74,700)
Applicable tax rate (percent)	3.00%
Deferred tax asset utilization period	50 years
Number of tax payments | installment	3
Voluntary Step-up of Tangible and Intangible Assets | Minimum
Income Taxes [Line Items]
Deferred tax asset, utilization period, extension period	18 years
Voluntary Step-up of Tangible and Intangible Assets | Maximum
Income Taxes [Line Items]
Deferred tax asset, utilization period, extension period	50 years